united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/16

Item 1. Reports to Stockholders.

EQUINOX CAMPBELL STRATEGY FUND

CLASS A SHARES: EBSAX

CLASS C SHARES: EBSCX

CLASS I SHARES: EBSIX

CLASS P SHARES: EBSPX

SEMI-ANNUAL REPORT

MARCH 31, 2016

1-888-643-3431

WWW.EQUINOXFUNDS.COM

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer to buy shares of the Equinox Campbell Strategy Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Equinox Campbell Strategy Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, as compared to its benchmarks:

			Annualized
				Since Inception	Since Inception
	Six Months	One Year	Three Year	(03/08/2013) **	(02/11/2014) +
Equinox Campbell Strategy Fund
Class A with Load	(6.11)%	(15.91)%	3.31%	3.49%	N/A
Class A	(0.40)%	(10.78)%	5.35%	5.51%	N/A
Class C	(0.71)%	(11.39)%	N/A	N/A	9.29%
Class I	(0.10)%	(10.48)%	5.70%	5.82%	N/A
Class P	(0.19)%	(10.56)%	5.63%	5.78%	N/A
S&P 500 Total Return Index ^	8.49%	1.78%	11.82%	12.02%	8.25%
BTOP 50 Index ***	2.29%	(3.50)%	3.94%	3.73%	7.17%

*	The performance data quoted is historical. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for Class A maximum applicable sales charge of 5.75%. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or on the redemptions of portfolio shares. Performance figures for periods greater than one year are annualized. The returns would have been lower had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses. Per the fee table in the Fund’s prospectus, the Fund’s “Total Annual Fund Operating Expenses” are 1.24%, 1.99%, 0.99% and 1.00% and the Fund’s “Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)” are 1.15%, 1.90%, 1.90% and 0.90% for Class A, Class C, Class I and Class P shares, respectively, of the Fund’s average daily net assets. These expenses may differ from the actual expenses incurred by the Fund for the period covered by this report. Additional information regarding the Fund’s expense ratios is available in the Financial Highlights. For performance information current to the most recent month-end please call 1-888-643-3431.

**	Commencement of operations was March 4, 2013. Start of performance is March 8, 2013.

+	Commencement of operations was February 11, 2014.

^	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

***	The Barclay BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2016 there are 20 funds in the BTOP50 Index. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
U.S. Treasury Notes	36.8%
Short-Term Investments	50.7%
Other Assets Less Liabilities	12.5%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detail of the Fund’s holdings. The value of the Fund’s derivative positions that provide exposure to a managed futures program is included in “other assets less liabilities;” however, the portfolio composition detailed above does not include derivatives exposure. See the accompanying notes for more information on the impact of the Fund’s derivative positions on the financial statements.

Equinox Campbell Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2016

Principal Amount		Coupon Rate %	Maturity Date	Value
	U.S. TREASURY NOTES - 36.8%
$50,000,000	United States Treasury Note	0.3750	10/31/2016	$49,972,650
75,000,000	United States Treasury Note	0.6250	12/31/2016	75,029,325
60,000,000	United States Treasury Note	0.6250	10/15/2016	60,058,620
50,000,000	United States Treasury Note	0.7500	1/15/2017	50,060,550
50,000,000	United States Treasury Note	0.8750	1/31/2017	50,111,350
75,000,000	United States Treasury Note	3.0000	9/30/2016	75,952,125
100,000,000	United States Treasury Note	3.2500	6/30/2016	100,728,500
	TOTAL U.S. TREASURY NOTES (Cost $461,711,442)			461,913,120

Shares
	SHORT-TERM INVESTMENTS - 50.7%
	MONEY MARKET FUNDS - 15.3%
96,313,982	Goldman Sachs Funds PLC - US$ Liquid Reserves Fund - Administration Share Class, 0.17%** +			96,313,982
96,291,525	JPMorgan Liquidity Funds - US Dollar Liquidity Fund - Premier Share Class, 0.16% ** +			96,291,525
				192,605,507

Principal Amount		Coupon Rate% (a)	Maturity Date
	U.S. TREASURY BILLS - 35.4%
$75,000,000	United States Treasury Bill	0.2550	6/23/2016	74,955,864
100,000,000	United States Treasury Bill	0.3075	7/21/2016	99,905,071
90,000,000	United States Treasury Bill	0.3200	9/15/2016	89,866,296
100,000,000	United States Treasury Bill	0.3300	8/18/2016	99,872,446
80,000,000	United States Treasury Bill	0.6350	3/2/2017	79,527,171
				444,126,848
	TOTAL SHORT-TERM INVESTMENTS (Cost - $636,732,355)			636,732,355

	TOTAL INVESTMENTS - 87.5% (Cost $1,098,443,797) (b)			$1,098,645,475
	OTHER ASSETS LESS LIABILITIES - NET - 12.5%			157,441,341
	TOTAL NET ASSETS - 100.0%			$1,256,086,816

(a)	Represents discount rate at the time of purchase.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,098,443,797 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$219,437
Unrealized depreciation	(17,759)
Net unrealized appreciation	$201,678

**	Pledged as collateral for swap contract.

+	All or a portion of this investment is a holding of Equinox Campbell Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Campbell Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unuaudited)(Continued)

March 31, 2016

Unrealized
Appreciation
SWAP CONTRACT +
Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns of the managed futures program of Campbell & Company, LP (“Campbell”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank. The reference index is comprised at any given time of trading positions selected by Campbell that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. At March 31, 2016, the reference index was diversified among the following sectors: agricultural commodities (9%), energy (11%), metals (10%), equity indices (23%), currencies (21%), and interest rates (26%). Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap. The swap was effective on March 7, 2013 and has a term of five years therefrom unless earlier terminated. In addition, the swap provides for an annual fixed fee of 0.35% payable to Deutsche Bank accrued on the notional level of the swap. (Notional Value $1,182,781,000)	$76,132,973
Total Net Unrealized Appeciation on Swap Contract	$76,132,973

+	All or a portion of this investment is a holding of Equinox Campbell Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Campbell Strategy Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2016

ASSETS
Investment securities:
At cost	$1,098,443,797
At fair value	$1,098,645,475
Cash	118,372,719
Unrealized appreciation on swap contract	76,132,973
Receivable for swap	2,954,306
Interest receivable	1,350,663
Receivable for Fund shares sold	3,036,385
Prepaid expenses & other assets	258,338
TOTAL ASSETS	1,300,750,859

LIABILITIES
Advance on unrealized swap apprecation	42,000,000
Payable for fund shares redeemed	1,280,839
Advisory fee payable	740,869
Due to Broker	445,583
Distribution (12b-1) fees payable	71,369
Payable to related parties	103,860
Accrued expenses and other liabilities	21,523
TOTAL LIABILITIES	44,664,043
NET ASSETS	$1,256,086,816

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$1,268,223,147
Accumulated net investment loss	(91,414,204)
Accumulated net realized gain from investments and swap contract	2,943,222
Net unrealized appreciation on investments and swap contract	76,334,651
NET ASSETS	$1,256,086,816

See accompanying notes to consolidated financial statements.

Equinox Campbell Strategy Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)

March 31, 2016

Net Asset Value Per Share:
Class A Shares:
Net Assets	$87,554,560
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,014,230
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.92
Maximum offering price per share (maximum sales charges of 5.75%) (a)	$11.59

Class C Shares:
Net Assets	$62,645,252
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,803,645
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.79

Class I Shares:
Net Assets	$985,430,477
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	89,767,831
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.98

Class P Shares:
Net Assets	$120,456,527
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	10,976,487
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.97

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Class C shares made within one year after a purchase of such shares.

See accompanying notes to consolidated financial statements.

Equinox Campbell Strategy Fund

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended March 31, 2016

INVESTMENT INCOME
Interest	$1,635,423
TOTAL INVESTMENT INCOME	1,635,423

EXPENSES
Investment advisory fees	4,686,609
Distribution (12b-1) fees
Class A	103,912
Class C	303,042
Transfer agent fees	397,959
Administrative services fees	313,257
Interest expense	159,275
Legal fees	74,793
Printing and postage expenses	70,041
Non 12b-1 sharesholder services fees	61,762
Trustees fees and expenses	60,678
Accounting services fees	57,339
Custodian fees	56,160
Registration fees	44,829
Compliance officer fees	43,822
Audit fees	35,251
Other expenses	23,502
TOTAL EXPENSES	6,492,231

Less: Fees waived by the Advisor	(299,416)

NET EXPENSES	6,192,815
NET INVESTMENT LOSS	(4,557,392)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
Swap contract	(7,500)
(7,500)
Net change in unrealized appreciation (depreciation) on:
Investments	124,947
Swap contract	1,625,044
1,749,991

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,742,491

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,814,901)

See accompanying notes to consolidated financial statements.

Equinox Campbell Strategy Fund

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	March 31, 2016	September 30,
	(Unaudited)	2015
FROM OPERATIONS
Net investment loss	$(4,557,392)	$(9,077,370)
Net realized gain (loss) on investments and swap contract	(7,500)	4,645,370
Net change in unrealized appreciation on investments and swap contract	1,749,991	29,592,021
Net increase (decrease) in net assets resulting from operations	(2,814,901)	25,160,021
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(1,476,041)	(2,638,758)
Class C	(904,271)	(1,358,793)
Class I	(20,401,555)	(40,433,495)
Class P	(2,308,829)	(2,831,398)
From distributions to shareholders	(25,090,696)	(47,262,444)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	21,777,453	69,059,629
Class C	14,578,217	45,290,635
Class I	181,363,840	579,778,777
Class P	24,086,272	84,151,769
Net asset value of shares issued in reinvestment of distributions:
Class A	1,386,845	2,447,045
Class C	880,200	1,322,275
Class I	2,890,148	2,905,948
Class P	2,230,239	2,441,145
Redemption fee proceeds:
Class A	4	44
Class C	3	24
Class I	50	956
Class P	6	49
Payments for shares redeemed:
Class A	(16,867,721)	(20,976,837)
Class C	(4,467,825)	(3,075,478)
Class I	(160,879,664)	(195,887,841)
Class P	(10,788,854)	(13,682,774)
Net increase in net assets from shares of beneficial interest	56,189,213	553,775,366

TOTAL INCREASE IN NET ASSETS	28,283,616	531,672,943

NET ASSETS
Beginning of Period	1,227,803,200	696,130,257
End of Period*	$1,256,086,816	$1,227,803,200
*Includes accumulated net investment loss of:	$(91,414,204)	$(61,766,116)

See accompanying notes to consolidated financial statements.

Equinox Campbell Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	For the Six Months Ended	For the Year Ended
	March 31, 2016	September 30,
	(Unaudited)	2015

SHARE ACTIVITY
Class A:
Shares Sold	1,956,838	5,859,651
Shares Reinvested	125,734	213,529
Shares Redeemed	(1,508,864)	(1,810,141)
Net increase in shares of beneficial interest outstanding	573,708	4,263,039

Class C:
Shares Sold	1,326,334	3,878,776
Shares Reinvested	80,604	116,193
Shares Redeemed	(407,119)	(270,160)
Net increase in shares of beneficial interest outstanding	999,819	3,724,809

Class I:
Shares Sold	16,192,975	48,972,900
Shares Reinvested	260,844	252,911
Shares Redeemed	(14,378,549)	(16,932,462)
Net increase in shares of beneficial interest outstanding	2,075,270	32,293,349

Class P:
Shares Sold	2,147,914	7,190,760
Shares Reinvested	201,466	212,458
Shares Redeemed	(962,682)	(1,176,321)
Net increase in shares of beneficial interest outstanding	1,386,698	6,226,897

See accompanying notes to consolidated financial statements.

Equinox Campbell Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended		Year Ended	Year Ended		Period Ended
	March 31, 2016		September 30,	September 30,		September 30,
	(Unaudited)		2015	2014		2013 (1)
Net asset value, beginning of period	$11.17		$11.01	$10.14		$10.00
Activity from investment operations:
Net investment loss (2)	(0.05)		(0.13)	(0.11)		(0.07)
Net realized and unrealized gain on investments and swap contract	0.01		0.97	0.98	(3)	0.21	(3)
Total from investment operations	(0.04)		0.84	0.87		0.14
Less distributions from:
Net investment income	(0.21)		(0.68)	—		—
Net asset value, end of period	$10.92		$11.17	$11.01		$10.14
Total return (4)	(0.40	)% (5)	7.48%	8.58%		1.40	% (5)
Net assets, at end of period (000’s)	$87,555		$83,077	$34,976		$14,427
Ratio of gross expenses to average net assets excluding interest expense (6)	1.20	% (7)	1.24%	1.30	% (8)	2.07	% (7)(8)
Ratio of gross expenses to average net assets including interest expense (6)	1.22	% (7)	1.24%	1.30	% (8)	2.07	% (7)(8)
Ratio of net expenses to average net assets excluding interest expense	1.15	% (7)	1.15%	1.15	% (8)	1.18	% (7)(8)
Ratio of net expenses to average net assets including interest expense	1.18	% (7)	1.15%	1.15	% (8)	1.18	% (7)(8)
Ratio of net investment loss to average net assets	(0.91	)% (7)	(1.08)%	(1.10)%		(1.13	)% (7)(9)
Portfolio Turnover Rate	0	% (5)	0%	0%		871	% (5)

(1)	The Equinox Campbell Strategy Fund Class A commenced operations on March 4, 2013. Start of Performance was March 8, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers. Total returns shown exclude the effect of the maximum applicable sales charges of 5.75% and, if applicable, wire redemption fees. Had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

See accompanying notes to consolidated financial statements.

Equinox Campbell Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended		Year Ended	Period Ended
	March 31, 2016		September 30,	September 30,
	(Unaudited)		2015	2014 (1)
Net asset value, beginning of period	$11.03		$10.96	$9.61
Activity from investment operations:
Net investment loss (2)	(0.09)		(0.21)	(0.12)
Net realized and unrealized gain on investments and swap contract	0.01		0.97	1.47
Total from investment operations	(0.08)		0.75	1.35
Less distributions from:
Net investment income	(0.16)		(0.69)	—
Net asset value, end of period	$10.79		$11.03	$10.96
Total return (3)	(0.71	)% (4)	6.72%	14.05	% (4)
Net assets, at end of period (000’s)	$62,645		$52,977	$11,829
Ratio of gross expenses to average net assets excluding interest expense (5)	1.95	% (6)	1.99%	2.17	% (6)(7)
Ratio of gross expenses to average net assets including interest expense (5)	1.97	% (6)	1.99%	2.17	% (6)(7)
Ratio of net expenses to average net assets excluding interest expense	1.90	% (6)	1.90%	1.90	% (6)(7)
Ratio of net expenses to average net assets including interest expense	1.93	% (6)	1.90%	1.90	% (6)(7)
Ratio of net investment loss to average net assets	(1.66	)% (6)	(1.82)%	(1.84	)% (6)
Portfolio Turnover Rate	0	% (4)	0%	0	% (4)

(1)	The Equinox Campbell Strategy Fund Class C commenced operations on February 11, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers. Total returns shown exclude the effect of the maximum applicable sales charge and, if applicable, wire redemption fees. Had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests, if any.

See accompanying notes to consolidated financial statements.

Equinox Campbell Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Year Ended		Period Ended
	March 31, 2016		September 30,	September 30,		September 30,
	(Unaudited)		2015	2014		2013 (1)
Net asset value, beginning of period	$11.22		$11.05	$10.16		$10.00
Activity from investment operations:
Net investment loss (2)	(0.04)		(0.09)	(0.08)		(0.05)
Net realized and unrealized gain on investments and swap contract	0.03		0.96	0.97		0.21	(3)
Total from investment operations	(0.01)		0.87	0.89		0.16
Less distributions from:
Net investment income	(0.23)		(0.70)	—		—
Net asset value, end of period	$10.98		$11.22	$11.05		$10.16
Total return (4)	(0.10	)% (5)	7.72%	8.76%		1.60	% (5)
Net assets, at end of period (000’s)	$985,430		$984,152	$612,173		$295,031
Ratio of gross expenses to average net assets excluding interest expense(6)	0.95	% (7)	0.99%	1.05	% (8)	1.58	% (7)(8)
Ratio of gross expenses to average net assets including interest expense(6)	0.97	% (7)	0.99%	1.05	% (8)	1.58	% (7)(8)
Ratio of net expenses to average net assets excluding interest expense	0.90	% (7)	0.90%	0.90	% (8)	0.91	% (7)(8)
Ratio of net expenses to average net assets including interest expense	0.93	% (7)	0.90%	0.90	% (8)	0.91	% (7)(8)
Ratio of net investment loss to average net assets	(0.66	)% (7)	(0.81)%	(0.85)%		(0.87	)% (7)(9)
Portfolio Turnover Rate	0	% (5)	0%	0%		871	% (5)

(1)	The Equinox Campbell Strategy Fund Class I commenced operations on March 4, 2013. Start of Performance was March 8, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

See accompanying notes to consolidated financial statements.

Equinox Campbell Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class P
	Six Months Ended		Year Ended	Year Ended		Period Ended
	March 31, 2016		September 30,	September 30,		September 30,
	(Unaudited)		2015	2014		2013 (1)
Net asset value, beginning of period	$11.22		$11.05	$10.16		$10.00
Activity from investment operations:
Net investment loss (2)	(0.04)		(0.13)	(0.08)		(0.05)
Net realized and unrealized gain on investments and swap contract	0.02		1.00	0.97		0.21	(3)
Total from investment operations	(0.02)		0.87	0.89		0.16
Less distributions from:
Net investment income	(0.23)		(0.70)	—		—
Net asset value, end of period	$10.97		$11.22	$11.05		$10.16
Total return (4)	(0.19	)% (5)	7.72%	8.76%		1.60	% (5)
Net assets, at end of period (000’s)	$120,457		$107,596	$37,153		$8,340
Ratio of gross expenses to average net assets excluding interest expense (6)	0.95	% (7)	1.00%	1.06	% (8)	1.97	% (7)(8)
Ratio of gross expenses to average net assets including interest expense (6)	0.97	% (7)	1.00%	1.06	% (8)	1.97	% (7)(8)
Ratio of net expenses to average net assets excluding interest expense	0.90	% (7)	0.90%	0.90	% (8)	0.92	% (7)(8)
Ratio of net expenses to average net assets including interest expense	0.93	% (7)	0.90%	0.90	% (8)	0.92	% (7)(8)
Ratio of net investment loss to average net assets	(0.66	)% (7)	(1.09)%	(0.85)%		(0.87	)% (7)(9)
Portfolio Turnover Rate	0	% (5)	0%	0%		871	% (5)

(1)	The Equinox Campbell Strategy Fund Class P commenced operations on March 4, 2013. Start of Performance was March 8, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

See accompanying notes to consolidated financial statements.

Equinox Campbell Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

March 31, 2016

1.	ORGANIZATION

The Equinox Campbell Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund began operations on March 4, 2013. The Fund currently offers Class A, Class C, Class I, and Class P shares. Class A, Class I, and Class P shares commenced operations on March 4, 2013. Class C commenced operations on February 11, 2014. The investment objective of the Fund is to achieve long term capital appreciation.

The Fund currently offers Class A, Class C, Class I, and Class P shares. Class C, Class I and Class P shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Class C shares made within one year after a purchase of such shares Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality,

Equinox Campbell Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable

Equinox Campbell Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$—	$461,913,120	$—	$461,913,120
Money Market Funds	192,605,507	—	—	192,605,507
U.S. Treasury Bills	—	444,126,848	—	444,126,848
Swap Contract	—	76,132,973	—	76,132,973
Total	$192,605,507	$982,172,941	$—	$1,174,778,448

Equinox Campbell Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

There were no transfers between levels during the period.

It is the Fund’s policy to record transfers between levels the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

See Consolidated Portfolio of Investments for more information related to the Fund’s investments.

Consolidation of Subsidiary – The Consolidated Financial Statements of the Fund include the accounts of its subsidiary, Equinox Campbell Strategy Fund Limited (“EPS-CFC”), a wholly-owned and controlled foreign corporation (“CFC”). All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest approximately 25% of its total assets in a CFC which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

EPS-CFC utilizes a total return swap with Deutsche Bank AG, London Branch, that provides exposure to the total returns of the managed futures program of Campbell & Company, Inc. (the “Campbell Program”) to facilitate the Fund’s pursuit of its investment objective. In accordance with its investment objective and through its exposure to the Campbell Program, the Fund may have increased or decreased exposure to one or more of the risk factors including, with respect to the Campbell Program, swap agreements, defined in the Principal Investment Risks section of the Fund’s Prospectus.

A summary of the Fund’s investments in the EPS-CFC is as follows:

			% Of the Fund’s
	Inception Date	EPS-CFC Net Assets at	Total Net Assets at
	of EPS-CFC	March 31, 2016	March 31, 2016
EPS-CFC	3/4/2013	$229,247,203	18.25%

For tax purposes, EPS-CFC is an exempted Cayman investment company. EPS-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, EPS-CFC is a CFC and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, EPS-CFC’s net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price

Equinox Campbell Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk, including swap counterparty risk, is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that part of the Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the Broker, including assets directly traceable to the Fund, in the event of the Broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability should be recorded related to uncertain tax positions

Equinox Campbell Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

taken on returns filed for open tax years 2013 and 2014, or expected to be taken on the Fund’s 2015 return. The Fund identifies its major tax jurisdictions as U.S. Federal, Colorado and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular Fund in the Trust are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Trust or another reasonable basis.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. Currently, the Fund, through EPS-CFC, utilizes a total return swap with Deutsche Bank AG, London Branch, that provides exposure to the total returns of the Campbell Program. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

To help to reduce counterparty risk on the Fund, the Advisor has the right to reduce the Funds exposure and remove cash from the Fund’s total return swap with Deutsche Bank AG. This cash holding shall be in excess of $250,000, and may not exceed 40% of the Index exposure in total. Index exposure is defined as the total notional amount plus any profit. The Fund is charged interest on this cash holding and any amount removed will be offset against the final settlement value of the swap. As of March 31, 2016, the Fund at the request of the Advisor had $42,000,000 in cash holdings as shown in the Funds consolidated statement of assets and liabilities under advance on unrealized swap appreciation from the Fund’s total return swap with Deutsche Bank AG.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. Realized gains and losses from a decrease in the notional value swap are recognized on trade date. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities.

EPS-CFC maintains cash and investments in money market funds, approximately 20% of the notional value of the swap, as collateral to secure its obligations under the swap. Please refer to the

Equinox Campbell Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

Consolidated Portfolio of Investments for additional detail on the money market holdings. The cash maintained as collateral is recorded as swap margin balance on the Consolidated Statement of Assets and Liabilities. As of March 31, 2016, the notional value of the swap was $1,182,781,000. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety. For the six months ended March 31, 2016, the net change in unrealized appreciation on the swap contract was $1,625,044. For the six months ended March 31, 2016, the Fund had realized loss of $7,500 from swap contracts. As of March 31, 2016, there is a receivable of $2,954,306 for cumulative realized net gains/losses on the disposition of the swap which will be received/paid upon maturity.

In addition, the agreement provides for an annual fee of $3,500 due to the counterparty for serving as a financial intermediary. The swap also provides for an annual fee of 0.35% payable to Deutsche Bank accrued on the notional level of the swap. These fees are included in realized and the net change in unrealized appreciation on swap contract in the Consolidated Statement of Operations.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of March 31, 2016:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Unrealized appreciation on swap contract

Offsetting of Financial Assets and Derivative Assets

It is the Fund’s policy to recognize a net asset or liability equal to the unrealized for swap contracts. During the six months ended March 31, 2016, the Fund is subject to a master netting arrangement for the swaps. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2016.

Equinox Campbell Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

The Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements or other master netting agreements which are the standard contracts governing most derivative transactions between the Fund and its counterparties. These agreements may allow the Fund and a counterparty to offset certain derivative instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. To the extent amounts due to the Fund from a counterparty are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Assets:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments (2)		Cash Collateral Pledged		Net Amount
Unrealized Appreciation on Swap Contract	$76,132,973	(1)	$—	$76,132,973	$76,132,973	(3)	$—	(3)	$—
Total	$76,132,973		$—	$76,132,973	$76,132,973		$—		$—

(1)	Net unrealized appreciation and depreciation as presented in the Consolidated Portfolio of Investments.

(2)	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Fund to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

(3)	The table above does not include additional cash collateral pledged to the counterparty. Additional financial instruments pledged as collateral as of March 31, 2016 was $102,977,408.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $0 and $0, respectively.

Equinox Campbell Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Equinox Institutional Asset Management, LP serves as the Fund’s Investment Advisor (the “Advisor”).

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended March 31, 2016, the Advisor earned fees of $4,686,609.

The Advisor has contractually agreed to reduce its compensation and/or reimburse certain expenses for the Fund, to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees, shareholder service fees, or transfer agency fees), interest, extraordinary items, “Acquired Fund” fees and expenses and brokerage commissions, do not exceed the contractual limits set forth below (the “Expense Limitation”). The Expense Limitation with respect to the Fund will remain in place for the periods set forth below unless the Board of Trustees approves its earlier termination, subject to 60 days’ written notice to the Advisor. The Advisor shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Advisor reduced its compensation and/or assumed expenses for a Fund. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses for a Class do not exceed the limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount. For the six months ended March 31, 2016, the Advisor waived fees of $299,416.

	Contractual Limit on
	Total Operating
Funds	Expenses	Effective Date	Termination Date
Equinox Campbell Strategy Fund	1.10%	April 19, 2012	May 19, 2013
	0.90%	May 20, 2013	January 31, 2017

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

Pursuant to the Expense Limitation Agreement, the following amounts are subject to recapture by the Fund by the following dates:

9/30/2016	$458,927
9/30/2017	$853,505
9/30/2018	$977,636

Equinox Campbell Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25%, 1.00%, and 0.25% of the average daily net assets attributable to the Class A shares, Class C shares and Class P shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. However, the Fund is not currently making payments under the Rule 12b-1 Plan with respect to Class P shares. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. For the six months ended March 31, 2016, Class A shares and Class C shares were charged as follows:

Class A	$103,912
Class C	$303,042

For the six months ended March 31, 2016, Class P shares did not incur 12b-1 fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, Class I and Class P shares. For the six months ended March 31, 2016, the Distributor received $222,172 and $150,463 in underwriting commissions for sales of Class A and Class C shares, respectively, of which $24,753 and $4,601 were retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Equinox Campbell Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended September 30, 2015 was as follows:

Fiscal Year Ended
September 30, 2015
Ordinary Income	$47,262,444
Long-Term Capital Gain	—
$47,262,444

There were no distributions for fiscal year ended September 30, 2014.

As of September 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$25,082,342	$—	$—	$(84)	$(9,389,723)	$76,731	$15,769,266

The differences between book basis and tax basis unrealized appreciation, net accumulated realized gain, and accumulated net investment loss are primarily attributable to the tax adjustments relating to the Fund’s holding in EPS-CFC.

At September 30, 2015, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$84	$—	$84

6.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

Equinox Campbell Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the consolidated statement of assets and liabilities have been evaluated through the date the consolidated financial statements were issued. Management has concluded that there were no events or transactions requiring adjustment or disclosure in the consolidated financial statements.

Equinox Campbell Strategy Fund

EXPENSE EXAMPLES (Unaudited)

March 31, 2016

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares and Class C shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 through March 31, 2016.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
Actual	10/1/15	3/31/16	10/1/15 – 3/31/16	Ratio
Class A	$1,000.00	$ 996.00	$ 5.89	1.18%
Class C	1,000.00	992.90	9.62	1.93%
Class I	1,000.00	999.00	4.65	0.93%
Class P	1,000.00	998.10	4.65	0.93%

	Beginning	Ending	Expenses Paid	Annualized
Hypothetical	Account Value	Account Value	During Period*	Expense
(5% return before expenses)	10/1/15	3/31/16	10/1/15 – 3/31/16	Ratio
Class A	$1,000.00	$1,019.10	$ 5.96	1.18%
Class C	1,000.00	1,015.35	9.72	1.93%
Class I	1,000.00	1,020.35	4.70	0.93%
Class P	1,000.00	1,020.35	4.70	0.93%

*	Actual expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

Equinox Campbell Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2016

APPROVAL OF ADVISORY AGREEMENT

The Board of Trustees (the “Board”) of Equinox Fund Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement between Equinox Institutional Asset Management, LP (“EIAM” or the “Advisor”) and the Trust, for the Equinox Campbell Strategy Fund (“Fund”) (“Agreement”), at an in-person meeting held on November 18, 2015 (the “Meeting”). At the Meeting, the Board considered the continuation of the Agreement with respect to the Fund for an additional one-year period.

At the Meeting, in determining whether to approve the Agreement, the Trustees considered information provided by the Advisor in accordance with Section 15(c) of the 1940 Act regarding: (i) the services performed for the Fund, (ii) the size and qualifications of EIAM’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with EIAM’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of EIAM, (vi) a comparison of the advisory fee and expense ratio of the Fund to the advisory fees and expense ratios of comparable funds; (vii) brokerage selection procedures (including soft dollar arrangements, if any), (viii) the procedures for allocating investment opportunities between the Fund and other clients, (ix) results of any regulatory examination, including any recommendations or deficiencies noted, (x) any litigation, investigation or administrative proceeding which may have a material impact on EIAM’s ability to service the Fund, (xi) EIAM’s internal program for ensuring compliance with the Fund’s investment objectives, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements, (xii) EIAM’s proxy voting policies, and (xiii) details regarding, and quantification of, any fee sharing arrangements with respect to the distribution of shares of the Fund. The Trustees determined that the information provided to the Trustees was sufficient to make their determination regarding whether to approve the continuation of the Agreement with respect to the Fund.

The Trustees also considered information provided by EIAM regarding the advisory fees and an analysis of these fees in relation to the delivery of services to the Fund, the costs of providing such services and the profitability of the firm in general and as a result of the fees received from the Fund. In addition, the Trustees also received a copy of the Agreement, EIAM’s most recent Form ADV and a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement. Legal counsel to the Fund reviewed with the Trustees the relevant case law with respect to the approval of an investment advisory agreement by the trustees of an investment company.

The Trustees noted the reports provided at Board meetings throughout the year covering matters such as the relative performance of the Fund, compliance with the investment objectives, policies, strategies and limitations for the Fund, the compliance of management personnel with the applicable code of ethics, and the adherence to fair value pricing procedures as established by the Board.

The Trustees considered that representatives from EIAM attended each Meeting in person and discussed EIAM’s history, experience with mutual funds that utilize managed futures, and the Fund’s investment strategies in connection with the proposed approval of the Agreement with respect to the Fund and answered questions from the Board.

The Trustees’ evaluation of the services provided by EIAM took into account the Trustees’ knowledge and familiarity gained as Board members, including the scope and quality of EIAM’s investment management capabilities in selecting managed futures programs, allocating assets across various managed futures programs, and managing certain types of assets in-house (e.g., fixed income securities and derivatives), and its compliance responsibilities. The Trustees considered EIAM’s personnel and the depth of EIAM’s personnel who possess the experience to provide investment management services to the Fund. Based on the information provided by EIAM, the Trustees concluded that (i) the nature, extent and quality of the

Equinox Campbell Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

March 31, 2016

services provided by EIAM are appropriate and consistent with the terms of the Agreement including the proposed advisory fee, (ii) the Fund is likely to benefit from the continued receipt of EIAM’s services under the Agreement, and (iii) EIAM has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel.

At the Meeting, the Board considered the overall investment performance of EIAM and the Fund. The Trustees reviewed performance information for the Fund for the most recently ended fiscal year on September 30, 2015, including a comparison to the Barclays BTOP50 Index (“Index”) and three other investment companies employing a managed futures strategy that were identified by EIAM as comparable (“Peer Funds”). The Trustees also received performance information for the other series of the Trust managed by EIAM for the same period. The Trustees also reviewed EIAM’s commentary regarding the performance data and the various factors contributing to the Fund’s shorter-term performance, noting that longer-term performance was not available. The Trustees took note of the various periods where the Fund outperformed, underperformed or performed in line with the Peer Funds and the Index. The Trustees noted that the Fund outperformed the Index for the year ended September 30, 2015. The Trustees further noted that the Fund outperformed one of the Peer Funds and underperformed two of the Peer Funds for the year ended September 30, 2015.

The Trustees considered explanations provided by the Advisor regarding the various factors contributing to the Fund’s relative performance, including, among other things, differences in the Fund’s investment strategies and portfolio construction in comparison to the Peer Funds. The Board discussed with EIAM the reasons behind such results for the Fund. With respect to Fund performance that lagged a relevant Peer Fund for certain periods (but not necessarily all periods), the Trustees considered other factors that supported the continuation of the Agreement, including the following: (i) that EIAM’s investment decisions, such as security selection and sector allocation, attributing to such underperformance were reasonable and consistent with the Fund’s investment objective and policies; and (ii) that the Fund had a limited history of investment performance. Taking note of EIAM’s discussion of (i) the various factors contributing to the Fund’s performance and (ii) its continuing commitment to the Fund’s current investment strategy, the Independent Trustees concluded that the recent investment performance of the Fund was satisfactory.

At the Meeting, the Trustees noted that EIAM had provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the Fund and any other ancillary benefit resulting from EIAM’s relationship with the Fund. The Trustees considered the advisory fees paid to EIAM, the total expenses of the Fund, and EIAM’s commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain the stated cap on Fund operating expenses. The Trustees considered the rate of the investment advisory fee and other expenses paid by the Fund under the Agreement as compared to those of representative comparable funds managed by EIAM and other investment advisors. The Trustees noted that the investment advisory fee and total operating expenses for the Fund were lower than the median of the contractual advisory fee rates and total operating expenses for the Peer Funds, as indicated in materials prepared for the Board by EIAM, based on information contained in various publicly available documents. The Trustees noted that EIAM waived a portion of its advisory fee with respect to the Fund in order to maintain the stated cap on Fund operating expenses. The Trustees concluded that the advisory fees and services provided by EIAM are consistent with those of other advisors which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund based on the information provided at the Meetings.

Trustees also considered (i) the costs of the services provided by EIAM, (ii) the compensation and benefits received by EIAM in providing services to the Fund, and (iii) EIAM’s profitability. The Trustees noted that the level of profitability of EIAM is an appropriate factor to consider in providing service to the Fund, and the Trustees should be satisfied that EIAM’s profits are sufficient to continue as healthy,

Equinox Campbell Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

March 31, 2016

ongoing concerns generally and as investment advisor of the Fund specifically. Based on the information provided, the Trustees concluded that EIAM’s estimated fees and profits (if any) expected to be derived from its relationship with the Trust in light of the Fund’s expenses, are reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisors for managing comparable mutual funds with similar strategies. In so concluding, the Trustees noted that EIAM has contractually agreed to waive the fee it receives from the Fund in an amount equal to the management fee paid to EIAM by the Fund’s wholly-owned subsidiary. The Trustees also concluded that the overall expense ratio of the Fund is reasonable, taking into account the projected growth and size of the Fund, the quality of services provided by EIAM and the expense limitations agreed to by EIAM.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of Fund shareholders but the advisory fee structure for the Fund did not currently include breakpoint reductions as asset levels increase.

In voting to approve the Agreement with respect to the Fund, the Board considered all factors it deemed relevant and the information presented to the Board by the Advisor. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his own judgment. The Board determined that the approval of the Agreement would be in the best interests of the Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Agreement with respect to the Fund for an additional one-year period.

PRIVACY NOTICE

Rev. August 2011

FACTS	WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Equinox Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-643-3431

Rev. August 2011

Who we are
Who is providing this notice?	Equinox Funds Trust
What we do
How does Equinox Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox Funds Trust collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

  ■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Equinox Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Equinox Funds Trust doesn’t jointly market.

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PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year (quarters ended December and June) on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR
Equinox Institutional Asset Management, LP
47 Hulfish Street, Suite 510
Princeton, NJ 08542

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 6/7/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 6/7/16

By (Signature and Title)

/s/ Vance J. Sanders

Vance J. Sanders, Principal Financial Officer

Date 6/7/16